MoA Large Cap Value Index Fund Investment Strategy - MoA Large Cap Value Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests primarily in the common stocks included in the Russell 1000® Value Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index. The Fund is designed to measure the performance of large-capitalization value stocks in the United States. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities included in the Russell 1000® Value Index. Because the Fund seeks to approximate the performance of an index, it expects to have investment exposure to industries and sectors represented in the index to the same extent as the representation of those industries and sectors in the index.